Financial instruments Liabilities, Significant unobservable inputs - Level 3 fair value measurement, warrants (Details) - Subsidiary warrant liability - Level 3 of fair value hierarchy [member]	Dec. 31, 2021 USD ($)
Expected term
Financial Instruments - Warrants [Line Items]
Warrants	1.66
Expected volatility
Financial Instruments - Warrants [Line Items]
Warrants	0.491
Risk free interest rate
Financial Instruments - Warrants [Line Items]
Warrants	0.007
Expected dividend yield
Financial Instruments - Warrants [Line Items]
Warrants	0
Estimated fair value of the preferred share
Financial Instruments - Warrants [Line Items]
Warrants	2.72